Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income	$ 351,985	$ 401,619	$ 517,423
Non-cash and non-operating items:
Depreciation and amortization	86,630	93,582	97,551
Gain on sale and write-down of assets (note 14)	(101,745)	(38,080)	(10,360)
(Recovery) provision for uncertain tax position	(11,786)	(3,169)	7,304
Other	(3,738)	5,001	11,563
Increase (Decrease) in Other Operating Assets and Liabilities, Net	(19,579)	8,232	6,339
Net operating cash flow	301,767	467,185	629,820
FINANCING ACTIVITIES
Issuance costs, net of proceeds from issuance of long-term debt	0	0	(3,536)
Prepayments of long-term debt	0	0	(1,000)
Scheduled repayments of long-term debt and settlement of related swaps (note 8)	0	0	(21,184)
Proceeds from short-term debt	0	0	50,000
Prepayments of short-term debt	0	0	(50,000)
Prepayments of obligations related to finance leases	0	(136,955)	(364,201)
Scheduled repayments of obligations related to finance leases	0	(5,213)	(34,113)
Purchase of Teekay Tankers common shares (note 13)	0	(50,015)	(4,765)
Distributions from subsidiaries to non-controlling interests	(47,709)	(73,222)	(42,543)
Payments of Dividends	(85,269)	(85,018)	0
Repurchase of Teekay Corporation common shares	(4,946)	(66,280)	(50,713)
Proceeds from Issuance of Common Stock	13,186	5,737	5,833
Proceeds from (Payment for) Other Financing Activity	(5,032)	(5,482)	(4,192)
Net financing cash flow	(129,770)	(416,448)	(520,414)
INVESTING ACTIVITIES
Payments to Acquire Short-Term Investments	93,000	93,579	290,871
Proceeds from Sale of Short-Term Investments	71,000	256,183	328,267
Payments to Acquire Marketable Securities	(2,348)	(21,041)	0
Proceeds from Sale and Maturity of Marketable Securities	26,251	0	0
Proceeds from Sales of Business, Affiliate and Productive Assets	345,178	88,778	23,561
Payments to Acquire Property, Plant, and Equipment	(190,259)	(70,504)	0
Escrow Deposit Disbursements Related to Property Acquisition	(99,016)	0	0
Payments to Acquire Assets, Investing Activities	(2,995)	(4,841)	(10,198)
Proceeds from Divestiture of Interest in Joint Venture	25,235	0	0
Increase (Decrease) in Notes Receivable, Related Parties	380	2,500	3,900
Net investing cash flow	80,426	157,496	54,659
Increase in cash, cash equivalents and restricted cash	252,423	208,233	164,065
Cash, cash equivalents and restricted cash, beginning of the year	689,004	480,771	316,706
Cash, cash equivalents and restricted cash, end of the year	$ 941,427	$ 689,004	$ 480,771